Note 9 - Income Taxes - Components of Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Current	$ 1,904,797	$ (408,360)
Deferred	1,100,368	(971,540)
Federal Income Tax Expense (Benefit), Continuing Operations, Total	3,005,165	(1,379,900)
Current	554,212	3,468
Deferred	238,121	(212,560)
State and Local Income Tax Expense (Benefit), Continuing Operations, Total	792,333	(209,092)
Income tax	$ 3,797,498	$ (1,588,992)